DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Derivative instruments [Abstract]
Disclosure of derivative financial instruments [text block]
14. Derivative instruments
	As at December 31
(in millions of U.S. dollars)	2017	2016
DERIVATIVE ASSETS
Gold price option contracts	-	17.6
Diesel swap contracts	-	0.1
Copper forward contracts	-	0.3
Total derivative assets	-	18.0
DERIVATIVE LIABILITIES
Share purchase warrants(1)	-	1.3
Unsettled provisionally priced concentrate derivatives, and swap contracts(2)	1.9	4.5
Copper price option contracts(3)	4.1	-
Total derivative liabilities	6.0	5.8
1.	On June 28, 2017, New Gold’s share purchase warrants expired, unexercised. As at December 31, 2016, share purchase warrants were included in trade and other payables.
2.	Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position.
3.	Copper price option contracts are included within trade and other payables in the statement of financial position.

(a) Hedging instruments
	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Effective portion of change in fair value of hedging instruments
Foreign exchange gain on cash and cash equivalents designated as hedging instruments	-	4.9
Reclassification of realized foreign exchange gain on cash and cash equivalents designated as hedging instrument	-	3.2
Unrealized (loss) gain on diesel swap contracts (i)	(0.4)	1.2
Realized loss on settlement of diesel swap contracts (i)	0.3	2.5
Deferred income tax related to hedging instruments	-	(1.5)
Total hedging gains (losses) in other comprehensive income	(0.1)	10.3

(i) Diesel swap contracts
In 2015, the Company entered into diesel swap contracts to hedge diesel cost at Mesquite. Realized gains and losses are reclassified from other comprehensive income to operating expenses as diesel is consumed at the mine site.

The Company realized a loss of $0.3 million on settlement of 1.0 million gallons for the year ended December 31, 2017 (2016 – loss of $2.5 million on 5.5 million gallons). The hedge was fully settled as at June 30, 2017.

(b) Provisionally priced contracts
The Company had provisionally priced sales for which price finalization is outstanding at December 31, 2017. Realized and unrealized non-hedged derivative gains (losses) on the provisional pricing of concentrate sales are classified as revenue, with the unsettled provisionally priced concentrate derivatives included in trade and other receivables. The Company enters into gold and copper swap contracts to reduce exposure to gold and copper prices. Realized and unrealized gains (losses) are recorded in revenue, with the unsettled gold and copper swaps included in trade and other receivables.

The following tables summarize the realized and unrealized gains (losses) on provisionally priced sales:

Year ended December 31, 2017
(in millions of U.S. dollars)	Gold	Copper	Total
Gain (LOSS) on the provisional pricing of concentrate sales
Realized	1.9	10.0	11.9
Unrealized	0.1	4.1	4.2
Total gain (loss)	2.0	14.1	16.1

Year ended December 31, 2016
(in millions of U.S. dollars)	Gold	Copper	Total
(Loss) Gain on the provisional pricing of concentrate sales
Realized	2.8	6.8	9.6
Unrealized	(1.5)	6.0	4.5
Total (loss) gain	1.3	12.8	14.1

The following tables summarize the realized and unrealized gains (losses) on gold and copper swap contracts:

Year ended December 31, 2017
(in millions of U.S. dollars)	Gold	Copper	Total
Gain (loss) on swap contracts
Realized	(2.0)	(16.8)	(18.8)
Unrealized	(0.3)	(5.8)	(6.1)
Total gain (loss)	(2.3)	(22.6)	(24.9)

Year ended December 31, 2016
(in millions of U.S. dollars)	Gold	Copper	Total
Gain (loss) on swap contracts
Realized	(2.6)	(4.1)	(6.7)
Unrealized	1.4	(10.3)	(8.9)
Total gain (loss)	(1.2)	(14.4)	(15.6)

The following table summarizes the net exposure to the impact of movements in market commodity prices for provisionally priced sales:

As at December 31
	2017	2016
Volumes subject to final pricing net of outstanding swaps
Gold ounces (000s)	2.0	4.0
Copper pounds (millions)	1.6	3.0

(c) Gold price option contracts
In March 2016, the Company entered into gold price option contracts by purchasing put options at a strike price of $1,200 per ounce and selling call options at a strike price of $1,400 per ounce for 270,000 ounces of gold production between April 2016 and December 2016 (“gold price option contracts”). In September 2016, the Company entered into a second tranche of gold price option contracts by purchasing put options at a strike price of $1,300 per ounce and selling call options at a strike price of $1,400 per ounce for 120,000 ounces of gold production between January 2017 and June 2017. In June 2017, the Company entered into a third tranche of gold price option contracts by purchasing put options at a strike price of $1,250 per ounce and selling call options at a strike price of $1,400 per ounce for 120,000 ounces of gold production between July 2017 and December 2017. The Company incurred investment costs of $0.9 million in June 2017 relating to this third tranche of gold price option contracts.

The call options sold and put options purchased are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses as a result of the exercise of the Company’s call and put options up to an amount not exceeding the Company’s production of gold ounces for the reporting period are recorded as an adjustment to revenue. The exercise of options on gold ounces in excess of the Company’s gold production for the reporting period are recorded as other gains and losses. The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position within ‘derivative assets’.

For the year ended December 31, 2017, the Company exercised put options for 140,000 ounces and recognized $7.5 million within revenue and earnings from discontinued operations. For the year ended December 31, 2017, the Company recognized a loss of $11.0 million relating to the gold price option contracts, which includes the settlement and loss on revaluation of the gold price option contracts of $13.9 million as per note 6 and $4.6 million included in loss from discontinued operations, net of the amount included in revenue. As at December 31, 2017, the contracts have expired. No further gold price option contracts have been entered into for 2018.

(d) Copper forward contracts
In November 2016, the Company entered copper swap contracts for 5.3 million pounds of copper per month from January through June 2017 at a fixed price of $2.52 per pound. In February 2017, the Company entered into further copper swap contracts for 7.3 million pounds of copper per month from July 2017 through December 2017 at a fixed price of $2.73 per pound. Copper swaps settle against the London Metals Exchange monthly average price. The copper forward contracts are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses on settlement of the Company’s copper forward contracts up to an amount not exceeding the Company’s production of copper pounds for the reporting period are recorded as an adjustment to revenue. The settlement on copper pounds in excess of the Company’s copper production for the reporting period are recorded as other gains and losses. The Company presents the fair value of its copper forward contracts on the consolidated statements of financial position within ‘trade and other payables’. As at December 31, 2017, all copper forward contracts have expired. For the year ended December 31, 2017, the Company recognized a loss of $0.3 million related to copper forward contracts.

(e) Copper price option contracts
In October 2017, the Company entered into copper price option contracts by purchasing put options at a strike price of $3.00 per pound and selling call options at a strike price of $3.37 per pound for 27,600 tonnes (approximately 60 million pounds) of copper production during 2018 (“copper price option contracts”). Consistent with the accounting treatment of the gold price option contracts described above, the call options sold and put options purchased are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses as a result of the exercise of the Company’s call and put options up to an amount not exceeding the Company’s production of copper pounds for the reporting period are recorded as an adjustment to revenue. The exercise of options on copper pounds in excess of the Company’s copper production for the reporting period are recorded as other gains and losses.

	Quantity outstanding	Remaining term	Exercise price ($/lb)	Fair value - asset (liability) (1)
COPPER price option contracts outstanding
Copper call contracts - sold	27,600 tonnes	January – December 2018	3.37	(7.8)
Copper put contracts - purchased	27,600 tonnes	January – December 2018	3.00	3.7
1.
The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position. The Company has a legally enforceable right to set off the amounts under its option contracts and intends to settle on a net basis